VELA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 88.76%	Shares	Fair Value

Consumer Discretionary — 14.08%
Carter's, Inc.	4,694	$ 441,565
Graham Holdings Co., Class B	1,008	537,647
Green Brick Partners, Inc.(a)	7,670	176,103
Hanesbrands, Inc.	30,666	447,110
Malibu Boats, Inc., Class A(a)	3,673	229,342
Nordstrom, Inc.	15,776	492,369
Polaris, Inc.	2,508	238,962
Wolverine World Wide, Inc.	2,862	89,438
		2,652,536
Consumer Staples — 9.64%
Cal-Maine Foods, Inc.(a)	11,644	437,117
Inter Parfums, Inc.	4,210	254,663
John B. Sanfilippo & Son, Inc.	3,063	241,548
Sanderson Farms, Inc.	2,982	394,220
US Foods Holding Corp.(a)	14,688	489,257
		1,816,805
Energy — 14.03%
Bonanza Creek Energy, Inc.(a)	27,539	532,329
Cabot Oil & Gas Corp.	26,705	434,757
Cimarex Energy Co.	7,673	287,814
Devon Energy Corp.	23,545	372,246
PDC Energy, Inc.(a)	5,381	110,472
RPC, Inc.(a)	58,560	184,464
Texas Pacific Land Trust	992	721,185
		2,643,267
Financials — 20.10%
1st Source Corp.	6,435	259,331
Assured Guaranty Ltd.	14,507	456,825
Bank OZK	15,212	475,679
BankUnited, Inc.	7,896	274,623
BOK Financial Corp.	4,596	314,734
Cullen/Frost Bankers, Inc.	4,399	383,725
Enstar Group, Ltd.(a)	993	203,456
First of Long Island Corp. (The)	11,413	203,722
Live Oak Bancshares, Inc.	8,138	386,229
UMB Financial Corp.	2,913	200,968
Washington Trust Bancorp, Inc.	13,963	625,542
		3,784,834

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 3.67%
Envista Holdings Corp.(a)	2,777	93,668
Jazz Pharmaceuticals PLC(a)	1,248	205,982
Livanova PLC(a)	5,917	391,765
		691,415
Industrials — 15.05%
Allegiant Travel Co.	1,513	286,320
Applied Industrial Technologies, Inc.	3,308	257,991
Chase Corp.	3,822	386,060
Copa Holdings, S.A., Class A	3,949	304,981
Hub Group, Inc., Class A(a)	10,205	581,685
Kirby Corp.(a)	17,897	927,603
R1 RCM, Inc.(a)	3,774	90,651
		2,835,291
Materials — 9.03%
Ashland Global Holdings, Inc.	12,127	960,458
Greif, Inc., Class A	6,000	281,280
NewMarket Corp.	1,154	459,627
		1,701,365
Technology — 3.16%
Daily Journal Corp.(a)	613	247,652
WNS Holdings Ltd. - ADR(a)	4,835	348,362
		596,014
Total Common Stocks
(Cost $13,783,072)		16,721,527

MONEY MARKET FUNDS - 9.87%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,858,565	1,858,565
Total Money Market Funds
(Cost $1,858,565)		1,858,565

Total Investments — 98.63%
(Cost $15,641,637)		18,580,092
Other Assets in Excess of Liabilities — 1.37%		257,153
Net Assets — 100.00%		$ 18,837,245

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

ADR	- American Depositary Receipt

At December 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$ 15,641,637

Gross unrealized appreciation	$ 3,018,426
Gross unrealized depreciation	(79,971)
Net unrealized appreciation (depreciation) on investments	$ 2,938,455

See accompanying notes which are an integral part of this schedule of investments.

VELA LARGE CAP 130/30 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Common Stocks — 110.68%	Shares	Fair Value

Communications — 9.84%
Alphabet, Inc., Class A(a) (b)	231	$ 404,859
Comcast Corp., Class A(b)	7,029	368,320
Facebook, Inc., Class A(a) (b)	1,118	305,393
T-Mobile US, Inc.(a)	2,274	306,649
Walt Disney Co. (The)	1,466	265,610
		1,650,831
Consumer Discretionary — 15.85%
Aptiv PLC	1,601	208,594
BorgWarner, Inc.(b)	6,329	244,553
Hilton Worldwide Holdings, Inc.	1,442	160,437
Home Depot, Inc. (The)	821	218,074
Live Nation Entertainment, Inc.(a)	3,467	254,754
NVR, Inc.(a)	69	281,510
O'Reilly Automotive, Inc.(a)	567	256,607
Polaris, Inc.	2,018	192,275
Starbucks Corp.	2,142	229,151
TJX Cos., Inc. (The)(b)	4,845	330,865
VF Corp.(b)	3,295	281,426
		2,658,246
Consumer Staples — 11.21%
Kimberly-Clark Corp.(b)	2,450	330,333
Kraft Heinz Co. (The)	7,421	257,212
Mondelez International, Inc., Class A	5,647	330,180
PepsiCo, Inc.(b)	2,789	413,609
Sysco Corp.(b)	3,576	265,554
Tyson Foods, Inc., Class A	4,405	283,858
		1,880,746
Energy — 7.96%
Baker Hughes a GE Co.	10,294	214,630
Cabot Oil & Gas Corp.	20,001	325,615
Chevron Corp.(b)	3,175	268,129
Pioneer Natural Resources Co.(b)	2,358	268,553
Suncor Energy, Inc.(b)	15,414	258,647
		1,335,574
Financials — 19.90%
American International Group, Inc.(b)	9,695	367,053
Bank of America Corp.(b)	12,667	383,937
Berkshire Hathaway, Inc., Class B(a) (b)	2,518	583,848
Charles Schwab Corp. (The)	6,069	321,900

See accompanying notes which are an integral part of this schedule of investments.

Goldman Sachs Group, Inc. (The)(b)	1,291	340,449
JPMorgan Chase & Co.(b)	3,202	406,877
MetLife, Inc.(b)	8,104	380,483
SVB Financial Group(a)	777	301,344
Wells Fargo & Co.	8,281	249,921
		3,335,812
Health Care — 17.58%
Abbott Laboratories(b)	2,231	244,272
AbbVie, Inc.(b)	3,809	408,134
Alexion Pharmaceuticals, Inc.(a) (b)	2,204	344,353
Bausch Health Cos, Inc.(a)	3,901	81,141
Boston Scientific Corp.(a) (b)	9,452	339,799
Centene Corp.(a)	2,766	166,043
Horizon Therapeutics PLC(a)	2,880	210,672
Humana, Inc.(b)	822	337,242
Jazz Pharmaceuticals PLC(a)	1,596	263,420
Medtronic PLC(b)	3,091	362,081
Pfizer, Inc.(b)	5,246	193,105
		2,950,262
Industrials — 8.79%
CSX Corp.	3,065	278,149
Deere & Co.	460	123,763
FedEx Corp.	429	111,377
JB Hunt Transport Services, Inc.	1,514	206,888
Johnson Controls International PLC(b)	9,740	453,787
TE Connectivity Ltd.	2,479	300,133
		1,474,097
Materials — 4.74%
Avery Dennison Corp.(b)	1,981	307,273
Freeport-McMoRan, Inc.(b)	9,293	241,804
Linde Public Limited Co.	937	246,909
		795,986
Real Estate — 1.21%
Iron Mountain, Inc.(b)	6,909	203,677

Technology — 10.29%
Juniper Networks, Inc.	12,207	274,780
Microchip Technology, Inc.	1,815	250,670
Microsoft Corp.(b)	1,847	410,809
Texas Instruments, Inc.	1,694	278,036
Visa, Inc., Class A(b)	1,389	303,816
VMware, Inc., Class A(a)	1,484	208,146
		1,726,257
Utilities — 3.31%
CenterPoint Energy, Inc.	12,344	267,124

See accompanying notes which are an integral part of this schedule of investments.

Exelon Corp.(b)	6,830	288,363
		555,487
Total Common Stocks
(Cost $16,650,151)		18,566,975

MONEY MARKET FUNDS — 6.26%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(c)	1,049,778	1,049,778
Total Money Market Funds
(Cost $1,049,778)		1,049,778

Total Investments — 116.94%
(Cost $17,699,929)		19,616,753
Liabilities in Excess of Other Assets — (16.94)%		(2,844,123)

Net Assets — 100.00%		$ 16,772,630

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on December 31, 2020, was $10,630,367.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2020.

See accompanying notes which are an integral part of this schedule of investments.

VELA LARGE CAP 130/30 FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2020 (Unaudited)

COMMON STOCKS — SHORT — (18.44%)	Shares	Fair Value
Communications — (0.92%)
DoorDash, Inc.(a)	(522)	$ (74,516)
Shopify, Inc., Class A(a)	(71)	(80,368)
		(154,884)
Consumer Discretionary — (3.68%)
Advance Auto Parts, Inc.	(287)	(45,205)
Lowe's Cos., Inc.	(598)	(95,985)
MGM Resorts International	(2,189)	(68,975)
PulteGroup, Inc.	(1,795)	(77,400)
Ross Stores, Inc.	(1,374)	(168,741)
Tesla, Inc.(a)	(124)	(87,503)
Whirlpool Corp.	(405)	(73,098)
		(616,907)
Consumer Staples — (1.92%)
Clorox Co. (The)	(860)	(173,651)
Procter & Gamble Co. (The)	(1,065)	(148,184)
		(321,835)
Financials — (1.87%)
KKR & Co. LP	(2,734)	(110,700)
Morgan Stanley	(2,963)	(203,054)
		(313,754)
Health Care — (2.32%)
Baxter International, Inc.	(740)	(59,378)
BioNTech SE - ADR(a)	(869)	(70,841)
HCA Healthcare, Inc.	(314)	(51,640)
Illumina, Inc.(a)	(310)	(114,700)
Universal Health Services, Inc., Class B	(687)	(94,463)
		(391,022)
Industrials — (4.03%)
Amphenol Corp., Class A	(979)	(128,024)
Boeing Co. (The)	(581)	(124,369)
Caterpillar, Inc.	(531)	(96,653)
Illinois Tool Works, Inc.	(478)	(97,455)
United Parcel Service, Inc., Class B	(1,366)	(230,034)
		(676,535)
Materials — (0.94%)
Albemarle Corp.	(566)	(83,496)
Ball Corp.	(799)	(74,451)
		(157,947)
Technology — (2.76%)
Cerner Corp.	(1,413)	(110,892)
Cisco Systems, Inc.	(2,897)	(129,641)
GSX Techedu, Inc. - ADR(a)	(1,456)	(75,290)
Moody's Corp.	(275)	(79,816)
Zoom Video Communications, Inc., Class A(a)	(201)	(67,801)
		(463,440)
Total Common Stocks — Short
(Proceeds Received $2,931,740)		(3,096,324)

EXCHANGE-TRADED FUNDS — SHORT — (8.44%)

Energy Select Sector SPDR® Fund	(6,433)	(243,811)
Invesco QQQ Trust, Series 1	(2,131)	(668,580)
iShares Russell 1000 Growth ETF	(2,088)	(503,500)
		(1,415,891)

See accompanying notes which are an integral part of this schedule of investments.

Total Exchange-Traded Funds — Short
(Proceeds Received $1,320,146)	$ (1,415,891)

TOTAL SECURITIES SOLD SHORT — (26.88)% (Proceeds Received $4,251,886)	$ (4,512,215)

(a)	Non-income producing security.

ETF – Exchange Traded Fund

At December 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$ 13,448,043

Gross unrealized appreciation	$ 2,160,150
Gross unrealized depreciation	(503,655)
Net unrealized appreciation (depreciation) on investments	$ 1,656,495

See accompanying notes which are an integral part of this schedule of investments.

VELA INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 87.03%	Shares	Fair Value

Australia — 2.04%
Consumer Staples — 2.04%
Treasury Wine Estates Ltd.	52,000	$ 376,189

Total Australia		376,189

Austria — 2.25%
Materials — 2.25%
Wienerberger AG	13,000	414,528

Total Austria		414,528

Belgium — 5.50%
Financials — 2.73%
KBC Group NV(a)	7,200	503,843

Technology — 2.77%
Barco NV	23,500	511,191

Total Belgium		1,015,034

Canada — 3.68%
Industrials — 1.85%
Finning International, Inc.	16,000	339,887

Materials — 1.83%
OceanaGold Corp.(a)	175,000	338,332

Total Canada		678,219

Denmark — 2.70%
Industrials — 2.70%
FLSmidth & Co. A/S(a)	13,000	497,107

Total Denmark		497,107

France — 7.94%
Consumer Discretionary — 2.79%
Michelin (CGDE) - B	4,000	515,005

See accompanying notes which are an integral part of this schedule of investments.

Energy — 2.92%
TOTAL SE	12,500	539,505

Industrials — 2.23%
Rexel SA(a)	26,000	410,350

Total France		1,464,860

Germany — 6.70%
Health Care — 2.73%
Fresenius SE & Co. KGaA	10,900	504,014

Industrials — 2.22%
Duerr AG	10,000	408,882

Materials — 1.75%
Fuchs Petrolub SE	7,000	323,248

Total Germany		1,236,144

Hong Kong — 4.54%
Consumer Staples — 1.96%
WH Group Ltd.	430,000	360,576

Technology — 2.58%
VTech Holdings Ltd.	61,500	477,348

Total Hong Kong		837,924

Indonesia — 2.30%
Industrials — 2.30%
United Tractors Tbk PT	225,000	424,058

Total Indonesia		424,058

Israel — 1.23%
Industrials — 1.23%
Marel HF(a)	37,000	227,587

Total Israel		227,587

Japan — 13.99%
Consumer Discretionary — 2.03%
Honda Motor Company	13,300	375,266

See accompanying notes which are an integral part of this schedule of investments.

Consumer Staples — 1.94%
Suntory Beverage & Food Ltd.	10,100	357,726

Industrials — 5.62%
Ebara Corp.	9,800	320,726
Okuma Corp.	6,600	370,178
OSG Corp.	18,000	344,608
		1,035,512
Materials — 4.40%
Fuji Seal International, Inc.	19,000	371,721
Toray Industries, Inc.	74,000	438,911
		810,632
Total Japan		2,579,136

Netherlands — 7.64%
Communications — 1.65%
Koninklijke KPN NV	100,000	303,916

Financials — 2.37%
ING Groep NV(a)	47,000	436,980

Health Care — 1.84%
Koninklijke Philips NV(a)	6,300	339,351

Industrials — 1.78%
Boskalis Westminster(a)	11,900	328,392

Total Netherlands		1,408,639

Sweden — 2.41%
Financials — 2.41%
Svenska Handelsbanken AB, A Shares(a)	44,000	443,563

Total Sweden		443,563

Switzerland — 10.03%
Consumer Discretionary — 5.10%
Cie Financiere Richemont SA	5,900	533,012
Swatch Group AG (The)	1,500	407,760
		940,772
Health Care — 2.08%
Roche Holding AG	1,100	383,124

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 2.85%
Adecco Group AG	7,900	526,161

Total Switzerland		1,850,057

United Kingdom — 14.08%
Communications — 4.69%
Informa PLC(a)	49,600	370,883
WPP PLC	45,600	494,129
		865,012
Consumer Staples — 4.96%
Associated British Foods PLC(a)	17,100	527,965
British American Tobacco PLC	10,400	386,229
		914,194
Materials — 2.16%
DS Smith PLC	78,000	398,720

Technology — 2.27%
Serco Group PLC	255,000	418,682

Total United Kingdom		2,596,608
Total Common Stocks
(Cost $13,606,167)		16,049,653

WARRANT - 0.02%
Cie Financiere Richemont SA (Switzerland)	11,800	3,066
Total Warrant
(Cost $–)		3,066

MONEY MARKET FUNDS - 11.53%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	2,126,293	2,126,293
Total Money Market Funds
(Cost $2,126,293)		2,126,293

Total Investments — 98.58%
(Cost $15,732,460)		18,179,012
Other Assets in Excess of Liabilities — 1.42%		261,949
Net Assets — 100.00%		$ 18,440,961

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

At December 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$ 15,732,460

Gross unrealized appreciation	$ 2,470,062
Gross unrealized depreciation	(23,510)
Net unrealized appreciation (depreciation) on investments	$ 2,446,552

See accompanying notes which are an integral part of this schedule of investments.

VELA Funds

Notes to the Schedule of Investments

December 31, 2020

(Unaudited)

1. Organization

VELA Funds (the “Trust”) currently offers three series of shares, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap 130/30 Fund (the “Large Cap Fund”) and VELA International Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”).

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. Significant Accounting Policies

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

Short Sales —  The Large Cap Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (the “Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash held at the broker as collateral for securities sold short was $10,630,367 as of December 31, 2020.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either not readily available or determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange.

To the fullest extent possible, equity securities that are traded on a non-U.S. securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Non-U.S. securities, currencies and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Mutual fund investments will be valued at the most recently calculated (current day) net asset value (“NAV”). These securities are categorized as Level 1 securities.

Fixed income securities shall be valued at an evaluated bid price provided by an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Adviser to not accurately reflect their value, are valued at their fair value using procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
•	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.); and

•	Level 3 – Significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$ 16,721,527	$ -	$ -	$ 16,721,527
Money Market Funds	1,858,565	-	-	1,858,565
Total Investments	$ 18,580,092	$ -	$ -	$ 18,580,092

Assets	Level 1	Level 2	Level 3	Total
Large Cap Fund
Common Stocks(a)	$ 18,566,975	$ -	$ -	$ 18,566,975
Money Market Funds	1,049,778	-	-	1,049,778
Total Investments	$ 19,616,753	$ -	$ -	$ 19,616,753

Liabilities	Level 1	Level 2	Level 3	Total
Large Cap Fund
Common Stocks(a)	$ (3,096,324)	$ -	$ -	$ (3,096,324)
Exchange Traded Funds	(1,415,891)	-	-	(1,415,891)
Total Investments	$ (4,512,215)	$ -	$ -	$ (4,512,215)

Assets	Level 1	Level 2	Level 3	Total
International Fund
Common Stocks(a)	$ 678,219	$ 15,371,434	$ -	$ 16,049,653
Warrants	3,066	-	-	3,066
Money Market Funds	2,126,293	-	-	2,126,293
Total Investments	$ 2,807,578	$ 15,371,434	$ -	$ 18,179,012

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.